Other revenue	12 Months Ended
Mar. 31, 2026
Other Revenue
Other revenue

9. Other revenue

	March 31,
	2024	2025	2026
Marketing revenue *	606,099	571,058	534,852
Total	606,099	571,058	534,852

*	Primarily comprising advertising revenue and fees for facilitating website access to travel insurance providers.